Trade and other payables	3 Months Ended
Mar. 31, 2026
Trade and other payables
Trade and other payables

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

14.Trade and other payables

	March 31,	December 31,
	2026	2025
	$'m	$'m

Non‑current
Deferred revenue	121.9	111.2
Other payables	11.1	11.1
	133.0	122.3
Current
Trade payables	183.6	148.4
Deferred revenue	48.6	46.6
Withholding tax payable	2.7	3.5
Payroll and other related statutory liabilities	19.5	34.4
VAT payables	18.2	22.9
Other payables	43.0	22.2
	315.6	278.0

Non-current deferred revenue includes payments received in advance from customers for long-term lease arrangements of fiber network infrastructure.